--------------------------------------------------------------------------------

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                                                 ------------------------
                                                  F O R U M   F U N D S
                                                 ------------------------
                                                      ANNUAL REPORT
                                                 ------------------------
                                                     August 31, 1997
                                                 ------------------------



    [Picture collage of
     calendar, compass,
     trees and a border]




                                                       DAILY ASSETS
                                                       TREASURY FUND



                                                        DAILY ASSETS
                                                         CASH FUND













                                                         [Forum logo]

                                Table of Contents



A Message to Our Shareholders..............................................    1

FINANCIAL STATEMENTS OF FORUM FUNDS

Statements of Assets and Liabilities.......................................    2

Statements of Operations...................................................    3

Statements of Changes in Net Assets.......................................     4

Financial Highlights.......................................................    6

Notes to Financial Statements..............................................    7

Independent Auditors' Report...............................................    9

FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)

Schedules of Investments:

    Treasury Portfolio.....................................................   13
    Cash Portfolio.........................................................   14

Statements of Assets and Liabilities.......................................   15

Statements of Operations...................................................   16

Statements of Changes in Net Assets.......................................    17

Notes to Financial Statements..............................................   19

Independent Auditors' Report...............................................   22

FORUM FUNDS(R)
--------------------------------------------------------------------------------

DAILY ASSETS TREASURY FUND                                      [Forum logo]
DAILY ASSETS CASH FUND

                                                               ANNUAL REPORT
--------------------------------------------------------------------------------

Dear Shareholders:

The management of Forum Funds is happy to present this 1997 annual report to shareholders for the year ended August 31, 1997. We are pleased that these two money market funds continue to serve our investors well and have now grown to more than $56 million in combined assets.

Since inception on October 1, 1996, Daily Assets Cash Fund has provided investors with a total return of 4.70%, or 5.15% on an annualized basis. As of August 31, 1997, the Fund had seven-day and thirty-day simple yields of 5.19% and 5.20% respectively. Daily Assets Treasury Fund, which invests only in U.S. Treasury and Agency securities, had a total return of 4.82% for the one year period and 2.01% for the period from April 1, 1997 to August 31, 1997. At the end of our fiscal year on August 31, 1997, the seven-day and thirty-day simple yields were 4.76% and 4.76% respectively. While past performance is not indicative of future results, we believe the funds are positioned well for the coming year.

Given a strong economy with a low rate of inflation, the portfolios of the two funds have been maintained at relatively short average maturities. The Federal Reserve has been able to maintain a fairly steady interest rate policy which has allowed the funds to deliver high, stable yields. Our relatively short average maturity has been guided by an expectation that the Federal Reserve will raise rates at least one more time in this economic cycle, with a likely increase of 25 to 50 basis points over the next year. Our investment strategy remains to maximize yield for our funds while minimizing credit and interest rate risks. We believe we have successfully accomplished this objective.

The management of Forum Funds and I wish to personally thank you for your continued confidence and support. We remain committed to bringing you excellent performance and service together with prudent management designed to maintain your $1.00 share price. We hope that you will find the following detailed statements of the Funds' holdings and financial condition informative. We invite you to call us with your questions or comments at (207) 879-0001.

                                           Sincerely,

                                           /s/ John Y. Keffer

                                           John Y. Keffer
                                           Chairman



THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.


STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1997
                                                                                    DAILY ASSETS                 DAILY ASSETS
                                                                                      TREASURY                       CASH
                                                                                        FUND                         FUND
                                                                           ------------------------------ -------------------------
ASSETS:
  Investments in Portfolios of Core Trust (Delaware) at value (a)      $             44,321,412          $     12,129,179
                                                                           ------------------------------ -------------------------

LIABILITIES:
  Dividends payable                                                                     166,355                    49,579
  Payable to related parties (Note 3)                                                     3,769                         -
  Accrued expenses and other liabilities                                                 35,497                     3,526
                                                                           ------------------------------ -------------------------
Total Liabilities                                                                       205,621                    53,105
                                                                           ------------------------------ -------------------------
NET ASSETS                                                             $             44,115,791            $   12,076,074
                                                                           ============================== =========================
COMPONENTS OF NET ASSETS:
  Paid in capital                                                                    44,094,527                12,076,074
  Undistributed net investment income                                                    19,454                         -
  Accumulated net realized gain (loss)                                                    1,810                         -
                                                                           ------------------------------ -------------------------
NET ASSETS                                                             $             44,115,791            $   12,076,074
                                                                           ============================== =========================
SHARES OF BENEFICIAL INTEREST:                                                       44,094,527                12,076,074

NET ASSET VALUE PER SHARE
  (OFFERING AND REDEMPTION PRICE PER SHARE):                           $                   1.00            $         1.00

(a) Cost of Investments.                                               $             44,321,412            $   12,129,179



See Notes to Financial Statements.     2                          FORUM FUNDS(R)

STATEMENTS OF OPERATIONS

                                                                  DAILY ASSETS                                       DAILY ASSETS
                                                                    TREASURY                DAILY ASSETS                 CASH
                                                                      FUND                    TREASURY                    FUND
                                                                 FOR THE PERIOD                 FUND                 FOR THE PERIOD
                                                                 APRIL 1, 1997              FOR THE YEAR            OCTOBER 1, 1996
                                                                     THROUGH                   ENDED                    THROUGH
                                                                 AUGUST 31, 1997           MARCH 31, 1997           AUGUST 31, 1997
                                                            ------------------------- ------------------------- --------------------
     INVESTMENT INCOME ALLOCATED FROM
        PORTFOLIOS OF CORE TRUST (DELAWARE):
        Interest Income                                      $      952,989           $     2,143,644         $       415,538
        Net expenses                                                (27,195)                  (61,917)                (11,052)
                                                            ------------------------- ------------------------- --------------------
     Net investment income allocated from Portfolios of
        Core Trust (Delaware) (Note 2)                              925,794                 2,081,727                 404,486
                                                            ------------------------- ------------------------- --------------------
     EXPENSES:
        Management (Note 3)                                          18,123                    41,232                    7,453
        Transfer agent (Note 3)                                      50,810                   116,051                   29,772
        Accounting (Note 3)                                           5,000                    12,000                   11,000
        Audit                                                         7,500                     9,500                    8,500
        Legal (Note 3)                                                8,658                    26,406                    4,475
        Trustees                                                      1,047                     3,270                      463
        Registration                                                  4,990                    20,852                    8,172
        Reporting                                                     4,493                    33,887                    8,250
        Miscellaneous                                                 6,863                     7,091                    1,422
                                                            ------------------------- ------------------------- --------------------
     Total expenses                                                 107,484                   270,289                   79,507
        Expenses reimbursed and fees waived (Note 4)                (44,054)                 (125,976)                 (52,035)
                                                            ------------------------- ------------------------- --------------------
     Net expenses                                                    63,430                   144,313                   27,472
                                                            ------------------------- ------------------------- --------------------
     NET INVESTMENT INCOME                                          862,364                 1,937,414                  377,014
                                                            ------------------------- ------------------------- --------------------
     NET REALIZED GAIN (LOSS) ON INVESTMENTS
        ALLOCATED FROM PORTFOLIOS OF
        CORE TRUST (DELAWARE)                                        15,133                   (1,082)                        -
                                                            ------------------------- ------------------------- --------------------
     NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS                                      $      877,497            $   1,936,332             $     377,014
                                                            ========================= ========================= ====================


See Notes to Financial Statements.       3                        FORUM FUNDS(R)

         STATEMENTS OF CHANGES IN NET ASSETS

                                                              DAILY ASSETS
                                                                TREASURY             DAILY ASSETS                DAILY ASSETS
                                                                  FUND                 TREASURY                    TREASURY
                                                             FOR THE PERIOD              FUND                         FUND
                                                             APRIL 1, 1997           FOR THE YEAR                 FOR THE YEAR
                                                                 THROUGH                ENDED                        ENDED
                                                             AUGUST 31, 1997        MARCH 31, 1997              MARCH 31, 1996
                                                         ----------------------- ---------------------  ----------------------------
         NET ASSETS - BEGINNING OF PERIOD                   $  43,975,152         $    43,102,929          $       36,328,855
         ---------------------------------               ----------------------- ---------------------  ----------------------------
         OPERATIONS:
             Net investment income                                862,364               1,937,414                   1,966,077
             Net realized gain (loss) allocated from
               Portfolios of Core Trust (Delaware)                 15,133                  (1,082)                    (12,241)
                                                         ----------------------- ---------------------  ----------------------------
                Net increase (decrease) in net assets
                  resulting from operations                       877,497               1,936,332                   1,953,836
                                                         ----------------------- ---------------------  ----------------------------
         DISTRIBUTIONS TO SHAREHOLDERS FROM:
             Net investment income                               (862,364)             (1,937,414)                 (1,967,071)
                                                         ----------------------- ---------------------  ----------------------------
         CAPITAL SHARE TRANSACTIONS
             (at $1.00 per share):
             Sale of shares                                    35,543,377              93,585,220                  83,226,136
             Reinvestment of distributions                         68,736                  94,618                      56,702
             Redemption of shares                             (35,486,607)            (92,806,533)                (76,495,529)
                                                         ----------------------- ---------------------  ----------------------------
                Net increase (decrease) from capital
                transactions                                      125,506                 873,305                   6,787,309
                                                         ----------------------- ---------------------  ----------------------------
                Net increase (decrease)                           140,639                 872,223                   6,774,074
                                                         ----------------------- ---------------------  ----------------------------
         NET ASSETS - END OF PERIOD                    $       44,115,791        $     43,975,152         $        43,102,929
         --------------------------                      ======================= =====================  ============================


See Notes to Financial Statements.     4                          FORUM FUNDS(R)

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                               DAILY ASSETS
                                                                                   CASH
                                                                                   FUND
                                                                              FOR THE PERIOD
                                                                             OCTOBER 1, 1996
                                                                                 THROUGH
                                                                              AUGUST 31, 1997
                                                                      -------------------------------
                      NET ASSETS - BEGINNING OF PERIOD                 $                 -
                      -------------------------------                 -------------------------------
                      OPERATIONS:
                         Net investment income                                      377,014
                                                                      -------------------------------
                      DISTRIBUTIONS TO SHAREHOLDERS FROM:
                         Net investment income                                     (377,014)
                                                                      -------------------------------
                      CAPITAL SHARE TRANSACTIONS
                         (at $1.00 per share):
                         Sale of shares                                          32,622,774
                         Reinvestment of distributions                               12,391
                         Redemption of shares                                   (20,559,091)
                                                                      -------------------------------
                            Net increase (decrease) from capital
                            transactions                                         12,076,074
                                                                      -------------------------------
                            Net increase (decrease)                              12,076,074
                                                                      -------------------------------
                      NET ASSETS - END OF PERIOD                       $         12,076,074
                      --------------------------                      ===============================


See Notes to Financial Statements.    5                           FORUM FUNDS(R)

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

                                                                      DAILY ASSETS                          DAILY ASSETS
                                                                        TREASURY                                 CASH
                                                                        FUND                                     FUND
                                     ---------------------------------------------------------------------- ------------------------
                                     PERIOD ENDED                     YEAR ENDED                                PERIOD ENDED
                                      AUGUST 31,                       MARCH 31,                                 AUGUST 31,
                                     ------------------------------------------------------------------     ------------------------
                                         1997 (a)     1997       1996      1995       1994        1993 (b)            1997 (b)
Net Asset Value, Beginning  of
Period                                $  1.00        $1.00     $ 1.00    $  1.00     $  1.00   $   1.00           $    1.00
                                     ---------    ---------  ---------  --------   --------   ---------          ---------------
Investment Operations
     Net Investment Income (Loss)        0.02         0.05       0.05      0.04       0.03        0.02                0.05
                                     ---------    ---------  ---------  --------   --------   ---------          ---------------
Distributions From
     Net Investment Income              (0.02)       (0.05)     (0.05)    (0.04)     (0.03)      (0.02)              (0.05)
                                     ---------    ---------  ---------  --------   --------   ---------          ---------------
Net Asset Value, End of Period         $ 1.00       $ 1.00      $1.00      $ 1.00     $1.00      $ 1.00          $    1.00
                                     =========    =========  =========  ========   ========   =========          ===============
Total Return                            2.01% (c)    4.80%      5.18%     4.45%      2.83%       3.13% (d)           4.70% (c)

Ratio/Supplementary Data
Net Assets at End of Period (000'S
omitted)                              $44,116      $43,975      $43,103   $36,329   $26,505   $4,687              $12,076
Ratios to Average Net Assets:
    Expenses including
          reimbursement/waiver         0.50% (d)    0.50%      0.50%     0.37%      0.33%       0.22% (d)           0.52% (d)
    Expenses excluding
          reimbursement/waiver (e)     0.95% (d)    0.99%      1.06%     1.10%      1.17%       2.43% (d)           1.22% (d)
    Net investment income (loss) including
          reimbursement/waiver         4.76% (d)    4.70%      5.01%     4.45%      2.82%       2.92% (d)           5.06% (d)


(a) Effective June 19, 1997, Daily Assets Treasury Fund changed its year end from March 31 to August 31.
(b) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(c)  Not Annualized.
(d)  Annualized.
(e) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and reimbursements for the Fund and its corresponding Portfolio.



See Notes to Financial Statements.      6                         FORUM FUNDS(R)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has fourteen active investment portfolios. The Trust instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Included in this report are Daily Assets Treasury Fund and Daily Assets Cash
Fund (each a "Fund" and collectively "the Funds"), each of which is a diversified fund that commenced operations on July 1, 1992 and October 1, 1996, respectively.

Effective June 19, 1997, Daily Assets Treasury Fund changed its fiscal year end from March 31 to August 31.

MASTER FEEDER ARRANGEMENT - Daily Assets Treasury Fund and Daily Assets Cash Fund seek to achieve their investment objectives by investing all of their investable assets in Treasury Portfolio and Cash Portfolio, respectively, separate diversified portfolios of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company. Each of the Funds has the same investment objective and substantially similar policies as the respective Core Trust Portfolio (each a "Portfolio" and collectively the "Portfolios"), in which it invests. A Fund may withdraw its investments from a Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. The Funds account for their investments in a Portfolio as partnership investments. This is commonly referred to as a master-feeder arrangement.

The performance of the Funds is directly affected by the performance of their respective Portfolios. The financial statements of Treasury Portfolio and Cash Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. Substantially all of Treasury Portfolio was owned by Daily Assets Treasury Fund and the percentage of Cash Portfolio owned by Daily Assets Cash Fund was approximately 4.7% as of August 31, 1997.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal periods. Actual results could differ from those estimates, but are expected to be immaterial.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION - Each Fund records its investment in the Portfolios at value. Valuation of securities held in the Portfolios are discussed in the Portfolios Notes to Financial Statements of Core Trust, which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES - Each Fund records daily its pro rata share of each Portfolio's income, expenses and realized gain and loss. In addition, each fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

FEDERAL TAXES - Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

REALIZED GAIN AND LOSS - Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost.


                                       7                          FORUM FUNDS(R)

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

NOTE 3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - Forum Advisors, Inc.(R) ("Forum Advisors") is the investment adviser of Treasury Portfolio and provides professional management of that Portfolio's investments. The investment adviser of Cash Portfolio is Linden Asset Management, Inc. ("Linden") and provides professional management of that Portfolio's investments. Forum Advisors and Linden each provide certain subadvisory assistance for the Portfolios they do not directly advise. The Funds may withdraw their investment from the Portfolio at any time if the Board determines that it is in the best interest of the Funds and their shareholders to do so. In the event the Funds were to make such a withdrawal, the Trust has retained Forum Advisors and Linden to act as investment advisers to the Funds. Neither Forum Advisors nor Linden receive any advisory fees with respect to the Funds as long as the Funds remain completely invested in the Portfolios.

MANAGEMENT AND OTHER SERVICES - Forum Financial Corp.(R) ("FFC"), an affiliate of Forum Advisors, serves as the Funds' transfer agent and dividend disbursing agent, and for those services receives an annual fee of $12,000 plus 0.25% of the average daily net assets of each Fund plus account and service charges. Forum Accounting Services, Limited Liability Company ("FACS"), an affiliate of FFC and Forum Advisors, provides fund accounting services to the Funds. For its services, FAcS receives from each Fund an annual fee of $12,000 plus certain amounts based upon the number and types of portfolio transactions within each Fund.

Effective June 19, 1997, the manager of the Trust is Forum Administrative Services, Limited Liability Company ("FAdS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. FAdS receives a management fee for its services to each Fund at an annual rate of 0.10% of the average daily net assets of each Fund. In addition, certain legal expenses are charged to the Funds by FAdS. For the periods ended August 31, 1997, the respective amounts charged to Daily Assets Treasury Fund and Daily Assets Cash Fund were $464 and $420. Forum Financial Services, Inc. ("FFSI") acts as the distributor of the Funds' shares. Prior to June 19, 1997, FFSI also served as manager of the Trust pursuant to the same terms and compensation as FAdS.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FFC and FAdS have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Funds so that total expenses of the Funds would not exceed certain limitations including each Funds allocation of expenses from its corresponding Portfolio. Prior to June 19, 1997, FFSI, as manager of the Trust, voluntarily waived a portion of its fees. For the periods ended August 31, 1997, waived fees and reimbursement of expenses were as follows:

                                                     Expenses
                                                    Reimbursed                Fees Waived
                                                    ----------          -----------------------
                                                   FFSI and FAdS          FFC      FFSI and FAdS           Total
                                                   -------------          ---      -------------           ------
Daily Assets Treasury Fund                           $      -           $44,054      $       -             $44,054
Daily Assets Cash Fund                                 26,816            17,766          7,453              52,035



                                       8                          FORUM FUNDS(R)

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Forum Funds

We have audited the accompanying statements of assets and liabilities of Daily Assets Treasury Fund and Daily Assets Cash Fund, series of Forum Funds (the Funds) as of August 31, 1997, and the related statements of operations, changes in net assets and financial highlights, for the period from April 1, 1997 to August 31, 1997 for Daily Assets Treasury Fund and for the period from October 1, 1996 (commencement of operations) to August 31, 1997 for Daily Assets Cash Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of operations for the year ended March 31, 1997, statements of changes in net assets for each of the years in the two-year period ended March 31, 1997, and the financial highlights for each of the years in the four-year period ended March 31, 1997 and for the period from July 1, 1992 (commencement of operations) to March 31, 1993 for Daily Assets Treasury Fund were audited by other auditors whose report dated May 9, 1997 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Assets Treasury Fund and Daily Assets Cash Fund, as of August 31, 1997, the results of their operations, changes in their net assets and their financial highlights for the years or periods specified in the first paragraph above, in conformity with generally accepted accounting principles.






                                                  KPMG Peat Marwick LLP



Boston, Massachusetts
October 3, 1997

                              CORE TRUST (DELAWARE)

                                  ANNUAL REPORT

                                 AUGUST 31, 1997

                               TREASURY PORTFOLIO
                                 CASH PORTFOLIO

                  TREASURY PORTFOLIO
                  SCHEDULE OF INVESTMENTS
                  AUGUST 31, 1997

                      FACE                  SECURITY
                     AMOUNT               DESCRIPTION                       VALUE
                  -------------  -------------------------------------------------------------

                  U.S. GOVERNMENT SECURITIES (96.0%)
                  STUDENT LOAN MARKETING ASSOCIATION (A) (26.0%)
                  $ 7,500,000   5.46%, 12/18/97                              $     7,500,000
                    3,000,000   5.43%, 2/5/98                                      2,999,440
                    1,000,000   5.47%, 2/19/98                                     1,000,000
                                                                ------------------------------
                  Total Student Loan Marketing Association                        11,499,440
                                                                ------------------------------
                  U.S. TREASURY BILLS (B) (70.0%)
                   31,000,000   5.15% TO 5.43%, 9/18/97                           30,929,507
                                                                ------------------------------
                  Total U.S. Government Securities                                42,428,947
                                                                ------------------------------
                     SHARES
                  -------------
                  SHORT-TERM HOLDINGS (4.0%)
                    1,784,461  Dreyfus Treasury Prime Cash                         1,784,461
                                    Management Fund Class A Shares
                        2,905  Merrill Lynch Treasury Fund                             2,905
                                                                ------------------------------
                  Total Short-Term Holdings                                        1,787,366
                                                                ------------------------------
                  Total Investments (100.0%)                                  $   44,216,313
                                                                ==============================



(A) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on August 31, 1997.
(B)  Annualized yields at time of purchase.


See Notes to Financial Statements.    13                   CORE TRUST (DELAWARE)



CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1997

      FACE                   SECURITY                                      FACE                      SECURITY
     AMOUNT                 DESCRIPTION                VALUE              AMOUNT                   DESCRIPTION                VALUE
-----------------  ------------------------------  ---------------    ----------------  -----------------------------------  -------

U.S. GOVERNMENT SECURITIES (45.8%)                                     CORPORATE NOTES (8.1%)
FEDERAL FARM CREDIT BANK (A) (14.6%)                                        6,000,000   Bank of America N.A., 5.65%
                                                                                          V/R, 4/16/98                     6,000,000
  $   38,000,000   5.44%, 9/3/97                $   37,994,258              5,000,000   Bear, Stearns & Co., Inc., 5.63%
                                                ---------------                           V/R,1/6/98                       5,000,000
                                                                            5,000,000   Merrill Lynch & Co., 5.61%         4,999,885
SMALL BUSINESS ADMINISTRATION (B) (8.0%)                                                   V/R,3/4/98
      359,486       Pool # 500536, 7.50%, 5/25/13      365,858              5,000,000   Merrill Lynch & Co., 5.68%
      637,976       Pool # 500730, 8.38%, 2/25/04      652,365                             V/R, 7/24/98                    5,000,000
        8,414       Pool # 500737, 7.75%, 12/25/97       8,414                                                           -----------
       46,995       Pool # 501256, 7.45%, 7/25/98       46,995         Total Corporate Notes                              20,999,885
    1,533,813       Pool # 501733, 6.50%, 2/25/17    1,558,776                                                           -----------
    1,592,429       Pool # 501989, 6.63%, 10/25/12   1,602,943         REPURCHASE AGREEMENTS (34.1%)
      435,494       Pool # 502914, 6.50%, 3/25/15      435,969            25,000,000    Bear, Stearns & Co., Inc., 5.63%,
    1,904,988       Pool # 503121, 6.38%, 9/25/15    1,904,988                          9/2/97, to be repurchased at
    4,678,187       Pool # 503429, 6.25%, 6/25/16    5,678,187                          $25,015,639; Collateralized by
      920,929       Pool # 503461, 6.25%, 6/25/21      921,495                          $36,860,000 FHLMC - GNMA
    4,533,406       Pool # 503553, 6.13%, 11/25/21   4,521,251                          7 PO, 0%, 6/17/27                 25,000,000
    2,991,374       Pool # 503754, 6.13%, 5/25/22    2,991,374            28,310,000    Nomura Securities, 5.61%, 9/2/97,
                                                   -------------                        to be repurchased at $28,327,647;
Total Small Business Administrative                 20,688,615                          Collateralized by $38,440,000
                                                   -------------                        FNMA 281 PO, 0%, 11/1/26          28,310,000
                                                                          35,000,000    Smith Barney, 5.59%, 9/2/97,
STUDENT LOAN  MARKETING ASSOCIATION (B) (3.1%)                                          to be repurchased at $35,038,043;
   6,000,000   5.61%, 1/21/98                        6,000,000                          Collateralized by $50,000,000
   2,000,000   5.60%, 2/17/98                        2,000,000                          FHLMC 183 IO, 7.00%, 4/1/27;
                                                   ------------                         $25,000,000 FHLMC 1611G,
Total Student Loan Marketing Association             8,000,000                          6.19%, 5/15/21; $15,000,000
                                                   -------------                        FNMA 1993-172F, 6.03%,
STUDENT LOAN  MARKETING ASSOCIATION                                                     9/25/00                           35,000,000
    DISCOUNT NOTES (A) (20.1%)                                                                                           -----------
  52,000,000   5.44%, 9/2/97                        52,000,000
                                                   -------------          Total Repurchase Agreements                     88,310,000
Total U.S. Government Securities                   118,682,873                                                           -----------
                                                   -------------          Total Investments (100.0%)                     258,907,386
BANK NOTES (B) (3.1%)                                                                                                    ===========
   7,998,304    Bankers Trust New York Corp.,
                   5.66%, 7/21/98                    7,998,304
                                                   -------------         (A)  Annualized yields at time of purchase.
COMMERCIAL PAPER (A) (8.9%)
   5,000,000    American Express Credit Corp.,                           (B)  Certain  securities are deemed to have a maturity
                  5.54%, 9/17/97                     4,988,458                remaining until the next readjustment of the  interest
                                                                              rate or the longer of the demand  period or
   8,000,000    Ford Motor Credit Corp.,                                      readjustment. The interest rates shown reflect the
                  5.54%, 9/17/97                     7,981,533                rate in effect on August 31, 1997.
  10,000,000    General Electric Capital Corp.,
                  5.52%, 10/7/97                     9,946,333           FHLMC    Federal Home Loan Mortage Corporation
                                                                         FNMA     Federal National Mortgage Association
Total Commercial Paper                              22,916,324           GNMA     Government National Mortgage Association
                                                  -------------          V/R      Variable rate



See Notes to Financial Statements.    14                   CORE TRUST (DELAWARE)

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1997

                                                                            TREASURY                      CASH
                                                                           PORTFOLIO                   PORTFOLIO
                                                                    -------------------------  ---------------------------
ASSETS:
     Investments: (Note 2)
        Investments at amortized cost                               $             44,216,313   $              170,597,386
        Repurchase agreements at cost                                                      -                   88,310,000
                                                                    -------------------------  ---------------------------
            Total investments at value                                            44,216,313                  258,907,386
     Cash                                                                                  -                       33,236
     Interest and other receivables                                                  110,735                      579,311
     Organization costs, net of amortization (Note 2)                                      -                        3,562
                                                                    -------------------------  ---------------------------
Total Assets                                                                      44,327,048                  259,523,495
                                                                    -------------------------  ---------------------------
LIABILITIES:
     Payable to adviser (Note 3)                                                       1,878                        8,218
     Payable to other related parties (Note 3)                                             -                       24,266
     Accrued expenses and other liabilities                                            3,758                            -
                                                                    -------------------------  ---------------------------
Total Liabilities                                                                      5,636                       32,484
                                                                    -------------------------  ---------------------------
NET ASSETS                                                          $             44,321,412   $               259,491,011
                                                                    ========================   ===========================
COMPONENTS OF NET ASSETS:
     Investors' capital                                                           44,321,412                  259,491,011
                                                                    -------------------------  ---------------------------
NET ASSETS                                                          $             44,321,412   $              259,491,011
                                                                    =========================  ===========================



See Notes to Financial Statements.   15                    CORE TRUST (DELAWARE)

STATEMENTS OF OPERATIONS

                                                                   TREASURY
                                                                   PORTFOLIO                 TREASURY                    CASH
                                                                 FOR THE PERIOD             PORTFOLIO                 PORTFOLIO
                                                                 APRIL 1, 1997             FOR THE YEAR              FOR THE YEAR
                                                                    THROUGH                   ENDED                     ENDED
                                                                AUGUST 31, 1997           MARCH 31, 1997           AUGUST 31, 1997
                                                             -----------------------  -----------------------   --------------------
INVESTMENT INCOME:
     Interest income                                        $         952,989          $     2,143,644            $   10,383,977
                                                             -----------------------  -----------------------   --------------------
EXPENSES:
     Investment advisory (Note 3)                                       9,064                   20,637                    72,872
     Administration (Note 3)                                           18,128                   41,274                    92,652
     Custody                                                            3,686                   10,194                    46,326
     Accounting (Note 3)                                               20,000                   48,000                    48,000
     Audit                                                             13,000                   11,300                    12,541
     Trustee and Officer Insurance                                          -                      803                         -
     Legal (Note 3)                                                       373                    1,501                     4,723
     Trustees                                                             340                    3,485                     1,919
     Miscellaneous                                                        117                        -                     6,572
                                                             -----------------------  -----------------------   --------------------
Total Expenses                                                         64,708                  137,194                   285,605
     Expenses reimbursed and fees waived  (Note 4)                    (37,513)                 (75,277)                   (7,621)
                                                             -----------------------  -----------------------   --------------------
Net expenses                                                           27,195                   61,917                   277,984
                                                             -----------------------  -----------------------   --------------------
NET INVESTMENT INCOME                                                 925,794                2,081,727                10,105,993
                                                             -----------------------  -----------------------   --------------------
REALIZED GAIN (LOSS) ON INVESTMENTS                                    15,133                  (1,082)                   (8,648)
                                                             -----------------------  -----------------------   --------------------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                         $        940,927         $     2,080,645           $    10,097,345
                                                             =======================  =======================   ====================


See Notes to Financial Statements.   16                    CORE TRUST (DELAWARE)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    TREASURY                                            TREASURY
                                                                   PORTFOLIO                  TREASURY                 PORTFOLIO
                                                                 FOR THE PERIOD              PORTFOLIO               FOR THE PERIOD
                                                                 APRIL 1, 1997              FOR THE YEAR           FEBRUARY 21, 1996
                                                                    THROUGH                    ENDED                    THROUGH
                                                                AUGUST 31, 1997            MARCH 31, 1997            MARCH 31, 1996
                                                             -----------------------   -----------------------   -------------------
NET ASSETS - BEGINNING OF PERIOD                             $     44,184,285          $     43,296,823           $             -
---------------------------------                            -----------------------   -----------------------   -------------------
OPERATIONS:
  Net investment income                                               925,794                 2,081,727                   223,902
  Net realized gain (loss) on investments sold                         15,133                   (1,082)                       422
                                                             -----------------------   -----------------------   -------------------
      Net increase (decrease) in net assets resulting
          from operations                                             940,927                 2,080,645                   224,324
                                                             -----------------------   -----------------------   -------------------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTEREST:
  Contributions                                                    22,743,917                54,385,867                48,218,336
  Withdrawals                                                     (23,547,717)              (55,579,050)               (5,145,837)
                                                             -----------------------   -----------------------   -------------------
      Net transactions from investors' beneficial interests          (803,800)               (1,193,183)                43,072,499
                                                             -----------------------   -----------------------   -------------------
      Net increase (decrease)                                         137,127                   887,462                43,296,823
                                                             -----------------------   -----------------------   -------------------
NET ASSETS - END OF PERIOD                                   $     44,321,412          $     44,184,285          $     43,296,823
--------------------------                                   =======================   =======================   ===================


See Notes to Financial Statements.    17                   CORE TRUST (DELAWARE)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           CASH                            CASH
                                                                         PORTFOLIO                      PORTFOLIO
                                                                       FOR THE YEAR                    FOR THE YEAR
                                                                           ENDED                          ENDED
                                                                      AUGUST 31, 1997                AUGUST 31, 1996
                                                                 --------------------------      -------------------------
NET ASSETS - BEGINNING OF PERIOD                                 $       126,282,923             $                 -
---------------------------------                                --------------------------      -------------------------
OPERATIONS:
     Net investment income                                                10,105,993                       6,173,705
     Net realized gain (loss) on investments sold                             (8,648)                          6,420
                                                                 --------------------------      -------------------------
        Net increase (decrease) in net assets resulting
            from operations                                               10,097,345                       6,180,125
                                                                 --------------------------      -------------------------
TRANSACTIONS IN INVESTORS'
     BENEFICIAL INTEREST:
     Contributions                                                       633,698,622                     466,894,348
     Withdrawals                                                        (510,587,879)                   (346,791,550)
                                                                 --------------------------      -------------------------
        Net transactions from investors' beneficial
        interests                                                        123,110,743                     120,102,798
                                                                 --------------------------      -------------------------
        Net increase (decrease)                                          133,208,088                    126,282,923
                                                                 --------------------------      -------------------------
NET ASSETS - END OF PERIOD                                       $       259,491,011             $       126,282,923
--------------------------                                       ==========================      =========================

See Notes to Financial Statements.    18                   CORE TRUST (DELAWARE)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Core Trust (Delaware) ("Core Trust"), was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has seventeen separate investment portfolios. These financial statements relate to Treasury Portfolio and Cash Portfolio (each a "Portfolio" and collectively "the Portfolios"), each of which is a diversified portfolio, that commenced operations on February 21, 1996 and September 1, 1995, respectively. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

Effective June 19, 1997, Treasury Portfolio changed its fiscal year end from March 31 to August 31.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Portfolios' financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates, but any differences are expected to be immaterial.

PORTFOLIO VALUATION - Treasury Portfolio's net asset value per share is calculated at 2:00 p.m., Eastern Time, and Cash Portfolio's net asset value per share is calculated at 4:00 p.m., Eastern Time, on each business day utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS - The Portfolios may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price plus accrued interest. The investment adviser is responsible for determining the value of the underlying securities at all times. In the event of default, the Portfolio may have difficulties with the disposition of such securities.

ORGANIZATIONAL COSTS - The costs incurred by Cash Portfolio with its organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of the Portfolio's operations. These costs were paid by Forum Financial Corp.(R) ("FFC") and were reimbursed by the Portfolio.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of a Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

REALIZED GAIN AND LOSS - Investment security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost.



                                       19                  CORE TRUST (DELAWARE)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISERS - The investment adviser for Cash Portfolio is Linden Asset Management, Inc. ("Linden") and the investment adviser for Treasury Portfolio is Forum Advisors, Inc.(R) ("Forum Advisors"). Effective January 1, 1997, pursuant to investment advisory agreements with respect to each Portfolio, Linden receives from each Portfolio an advisory fee based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis as follows: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. The minimum total annual advisory fee is $50,000. Forum Advisors receives an advisory fee at an annual rate of 0.05% of the average daily net assets of Treasury Portfolio.

Prior to January 1, 1997, Linden received from each Portfolio an advisory fee based upon Total Portfolio Assets that was calculated on a cumulative basis as follows: 0.05% for the first $200 million of Total Portfolio Assets, 0.03% of the next $300 million of Total Portfolio Assets and 0.02% of the remaining Total Portfolio Assets.

Pursuant to investment advisory agreements with respect to each Portfolio among Core Trust, Linden and Forum Advisors, Inc., each investment adviser also acts as investment sub-adviser to the Portfolio that it does not manage on a daily basis and from time to time may provide the other investment adviser with assistance regarding its advisory responsibilities. To the extent that Linden or Forum Advisors delegates portfolio management responsibilities to the other, Linden or Forum Advisors pays its advisory fee to the other investment adviser.

MANAGEMENT AND OTHER SERVICES - Effective June 19, 1997, Forum Accounting Services, Limited Liability Company ("FAcS") serves as the Portfolios' fund accountant and is compensated for those services at an amount of $48,000 per year for each Portfolio, subject to adjustments for the number and type of portfolio transactions. Prior to June 19, 1997, Forum Financial Corp.(R) served as the Portfolios' fund accountant pursuant to the same terms and compensation as FAcS.

The administrator of Core Trust is Forum Financial Services, Inc.(R) ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. FFSI receives an administrative fee for its services with respect to the Treasury Portfolio at an annual rate of 0.10% of its average daily net assets and the Cash Portfolio at an annual rate of 0.05% of its average daily net assets. In addition, certain legal expenses are charged to Portfolios by FFSI. For the year ended August 31, 1997, the respective amounts charged to Treasury Portfolio and Cash Portfolio were $86 and $1,354.

FFSI also acts as Core Trust's placement agent pursuant to a separate agreement with Core Trust.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FFSI have voluntarily undertaken to waive a portion of its fees and assume certain expenses of the Portfolios so that total expenses would not exceed certain limitations. For the period ended August 31, 1997, waived fees and reimbursement of expenses were as follows:

                                                     Expenses
                                                    Reimbursed             Fees Waived
                                                    ----------             -----------
                                                       FFSI                   FFSI              Total
                                                       ----                   ----              ------
Treasury Portfolio                                   $19,385                 $18,128           $37,513
Cash Portfolio                                             -                   7,621             7,621


                                       20                  CORE TRUST (DELAWARE)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

NOTE 5.  INCOME AND EXPENSE RATIOS

Income and expense ratios for each of the following periods:




                                                            TREASURY                                          CASH
                                                            PORTFOLIO                                       PORTFOLIO
                                           --------------------------------------------        -----------------------------------
                                           Period Ended      Year Ended  Period Ended                            Years Ended
                                            August 31,       March 31,      March 31,                            August 31,
                                           -------------    ---------------------------        -----------------------------------

                                                   1997 (a)      1997         1996 (b)                    1997            1996
Ratios to Average Net Assets:
    Expenses including
          reimbursement/waiver                    0.15% (c)     0.15%        0.15% (c)                   0.15%           0.15%
    Expenses excluding
          reimbursement/waiver (d)                0.36% (c)     0.33%        0.60% (c)                   0.15%           0.16%
    Net investment income (loss) including
          reimbursement/waiver                    5.11% (c)     5.04%        4.99% (c)                   5.45%           5.50%


(a) Effective June 19, 1997, Treasury Portfolio changed its year end from March 31 to August 31.
(b) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(c)  Annualized.
(d) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and reimbursements for the Fund and its corresponding Portfolio.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Trustees and Partners
Core Trust (Delaware)

We have audited the accompanying statements of assets and liabilities of Treasury Portfolio and Cash Portfolio, series of Core Trust (Delaware) (the Portfolios), including the schedules of investments, as of August 31, 1997, and the related statements of operations for the year then ended for Cash Portfolio and for the period from April 1, 1997 to August 31, 1997 for Treasury Portfolio, the statements of changes in net assets for each of the years in the two-year period then ended for Cash Portfolio and for the period from April 1, 1997 to August 31, 1997 for Treasury Portfolio. These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. The statements of operations and changes in net assets for the year ended March 31, 1997, the statement of changes in net assets for the period from February 21, 1996 (commencement of operations) to March 31, 1996 and financial highlights for the year ended March 31, 1997 and the period from February 21, 1996 to March 31, 1996 of Treasury Portfolio were audited by other auditors whose report dated May 9, 1997 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Treasury Portfolio and Cash Portfolio as of August 31, 1997, the results of their operations for the year then ended for Cash Portfolio and for the period from April 1, 1997 to August 31, 1997 for Treasury Portfolio, changes in their net assets for each of the years in the two-year period then ended for Cash Portfolio and for the period from April 1, 1997 to August 31, 1997 for Treasury Portfolio in conformity with generally accepted accounting principles.




                                       KPMG Peat Marwick LLP



Boston, Massachusetts
October 3, 1997

DISTRIBUTOR
Forum Financial Services, Inc.

TRANSFER AGENT
Forum Financial Corp.


[FORUM LOGO]

FORUM FUNDS
P.O. BOX 446
Portland, ME 04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY
TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE
RECEIVED A COPY OF A FORUM FUNDS PROSPECTUS.